Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Columbia Funds Variable Series Trust II
Entity Central Index Key	0001413032
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
Columbia Variable Portfolio – Emerging Markets Fund - Class 1
Shareholder Report [Line Items]
Fund Name	Columbia Variable Portfolio – Emerging Markets Fund
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Variable Portfolio – Emerging Markets Fund (the Fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the rep
ort
ing
period
?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$ 58	1.09% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.09%	[1]
Net Assets	$ 470,609,363
Holdings Count | Holding	95
Investment Company, Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 470,609,363
Total number of portfolio holdings	95
Portfolio turnover for the reporting period	31%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	11.5%
Tencent Holdings Ltd.	6.6%
SK Hynix, Inc.	3.2%
Xiaomi Corp.	3.0%
Alibaba Group Holding Ltd.	3.0%
ICICI Bank Ltd., ADR	2.3%
NU Holdings Ltd., Class A	2.1%
MercadoLibre, Inc.	2.0%
Bharti Airtel Ltd.	1.9%
Emaar Properties PJSC	1.6%
Equity Sector Allocation
Geographic Allocation

Largest Holdings [Text Block]
Top Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	11.5%
Tencent Holdings Ltd.	6.6%
SK Hynix, Inc.	3.2%
Xiaomi Corp.	3.0%
Alibaba Group Holding Ltd.	3.0%
ICICI Bank Ltd., ADR	2.3%
NU Holdings Ltd., Class A	2.1%
MercadoLibre, Inc.	2.0%
Bharti Airtel Ltd.	1.9%
Emaar Properties PJSC	1.6%

Columbia Variable Portfolio – Emerging Markets Fund - Class 2
Shareholder Report [Line Items]
Fund Name	Columbia Variable Portfolio – Emerging Markets Fund
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Variable Portfolio – Emerging Markets Fund (the Fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$ 71	1.34% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	1.34%	[1]
Net Assets	$ 470,609,363
Holdings Count | Holding	95
Investment Company, Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 470,609,363
Total number of portfolio holdings	95
Portfolio turnover for the reporting period	31%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	11.5%
Tencent Holdings Ltd.	6.6%
SK Hynix, Inc.	3.2%
Xiaomi Corp.	3.0%
Alibaba Group Holding Ltd.	3.0%
ICICI Bank Ltd., ADR	2.3%
NU Holdings Ltd., Class A	2.1%
MercadoLibre, Inc.	2.0%
Bharti Airtel Ltd.	1.9%
Emaar Properties PJSC	1.6%
Equity Sector Allocation
Geographic Allocation

Largest Holdings [Text Block]
Top Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	11.5%
Tencent Holdings Ltd.	6.6%
SK Hynix, Inc.	3.2%
Xiaomi Corp.	3.0%
Alibaba Group Holding Ltd.	3.0%
ICICI Bank Ltd., ADR	2.3%
NU Holdings Ltd., Class A	2.1%
MercadoLibre, Inc.	2.0%
Bharti Airtel Ltd.	1.9%
Emaar Properties PJSC	1.6%

Columbia Variable Portfolio – Emerging Markets Fund - Class 3
Shareholder Report [Line Items]
Fund Name	Columbia Variable Portfolio – Emerging Markets Fund
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Variable Portfolio – Emerging Markets Fund (the Fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 3	$ 65	1.22% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.22%	[1]
Net Assets	$ 470,609,363
Holdings Count | Holding	95
Investment Company, Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 470,609,363
Total number of portfolio holdings	95
Portfolio turnover for the reporting period	31%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	11.5%
Tencent Holdings Ltd.	6.6%
SK Hynix, Inc.	3.2%
Xiaomi Corp.	3.0%
Alibaba Group Holding Ltd.	3.0%
ICICI Bank Ltd., ADR	2.3%
NU Holdings Ltd., Class A	2.1%
MercadoLibre, Inc.	2.0%
Bharti Airtel Ltd.	1.9%
Emaar Properties PJSC	1.6%
Equity Sector Allocation
Geographic Allocation

Largest Holdings [Text Block]
Top Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	11.5%
Tencent Holdings Ltd.	6.6%
SK Hynix, Inc.	3.2%
Xiaomi Corp.	3.0%
Alibaba Group Holding Ltd.	3.0%
ICICI Bank Ltd., ADR	2.3%
NU Holdings Ltd., Class A	2.1%
MercadoLibre, Inc.	2.0%
Bharti Airtel Ltd.	1.9%
Emaar Properties PJSC	1.6%

[1]	Annualized.